UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04787

Franklin New York Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _9/30

Date of reporting period: 12/31/16

Item 1. Schedule of Investments.

FRANKLIN NEW YORK TAX-FREE TRUST

Statement of Investments, December 31, 2016 (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.5%
New York 98.5%
Albany IDA Civic Facility Revenue, St. Peter’s Hospital Project, Series A, Pre-Refunded, 5.75%, 11/15/22 .	$4,090,000	$4,254,663
Allegany County GO,
Public Improvement, Refunding, BAM Insured, 5.00%, 9/15/24	1,135,000	1,350,820
Public Improvement, Refunding, BAM Insured, 5.00%, 9/15/26	1,245,000	1,470,183
Brookhaven GO,
Suffolk County, Public Improvement, Series B, 3.00%, 1/15/27.	3,290,000	3,361,525
Suffolk County, Public Improvement, Series B, 3.00%, 1/15/28.	4,420,000	4,480,421
Erie County IDA School Facility Revenue,
City School District of the City of Buffalo Project, Series A, Pre-Refunded, 5.00%, 5/01/20	8,345,000	9,030,876
City School District of the City of Buffalo Project, Series A, Pre-Refunded, 5.25%, 5/01/24	16,520,000	17,971,943
Erie County Water Authority Water Revenue, Refunding, 5.00%, 12/01/17	1,935,000	2,004,041
Grand Island CSD,
GO, 4.00%, 12/01/30	3,650,000	4,003,357
GO, Refunding, 4.00%, 12/01/29	3,915,000	4,315,309
Harrison GO,
Westchester County, Public Improvement, Refunding, 3.00%, 12/15/18.	1,020,000	1,054,976
Westchester County, Public Improvement, Refunding, 4.00%, 12/15/20.	1,110,000	1,207,880
Haverstraw-Stony Point CSD,
GO, Refunding, 5.00%, 10/15/25	850,000	995,571
GO, Refunding, AGMC Insured, 5.00%, 10/15/31	600,000	688,128
Long Island Power Authority Electric System Revenue,
General, Refunding, Series B, 5.00%, 9/01/26	5,000,000	5,563,200
General, Refunding, Series B, 5.00%, 9/01/31	4,000,000	4,579,520
Monroe County GO,
Public Improvement, Series A, Assured Guaranty, 4.50%, 6/01/20	2,855,000	3,031,468
Public Improvement, Series A, Assured Guaranty, 4.75%, 6/01/23	2,860,000	3,049,332
Monroe County IDA School Facility Revenue,
Rochester Schools Modernization Project, 5.00%, 5/01/26	5,000,000	5,755,050
Rochester Schools Modernization Project, 5.00%, 5/01/29	9,645,000	10,962,025
Rochester Schools Modernization Project, 5.00%, 5/01/29	1,175,000	1,370,414
Monroe County IDC Revenue,
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/25	5,445,000	6,319,358
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/27	6,220,000	7,178,315
MTA Dedicated Tax Fund Revenue,
Capital Appreciation, Refunding, Series A, zero cpn., 11/15/32	70,000,000	40,373,200
Refunding, Sub Series B-3B, 5.00%, 11/15/30	5,000,000	5,937,200
MTA Revenue,
Transportation, Green Bonds, Refunding, Series A1, 5.00%, 11/15/29	4,440,000	5,140,277
Transportation, Series A, AGMC Insured, 5.50%, 11/15/22	8,765,000	10,331,305
Transportation, Series A, AGMC Insured, 5.50%, 11/15/23	10,000,000	11,964,000
Transportation, Series B, NATL Insured, 5.25%, 11/15/20	11,250,000	12,646,350
Transportation, Series E, BAM Insured, 5.00%, 11/15/27	8,900,000	10,264,281
MTA Service Contract Revenue, Refunding, Series A, 5.75%, 7/01/18	1,310,000	1,399,106
Nassau County GO,
General Improvement, Series A, AGMC Insured, 4.25%, 4/01/26	10,540,000	11,189,791
General Improvement, Series C, 4.00%, 10/01/24	6,200,000	6,550,238
Series A, 4.25%, 12/01/23	5,615,000	6,021,638
Series B, 4.25%, 12/01/23	5,925,000	6,354,089
Series C, AGMC Insured, 5.00%, 7/01/17	4,000,000	4,078,040

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York City GO,
Fiscal 2008, Refunding, Series A, Sub Series A-1, 5.00%, 8/01/17	$500,000	$511,730
Fiscal 2008, Series E, 5.00%, 8/01/19	3,000,000	3,067,590
Fiscal 2008, Series L, Sub Series L-1, 5.00%, 4/01/23	10,000,000	10,448,000
Fiscal 2012, Series D, Sub Series D-1, 5.00%, 10/01/24	5,000,000	5,674,800
Fiscal 2014, Refunding, Series K, 5.00%, 8/01/20	8,770,000	9,746,276
Fiscal 2015, Refunding, Series A, 5.00%, 8/01/26	10,000,000	11,790,300
Fiscal 2016, Refunding, Series A, 5.00%, 8/01/26	9,000,000	10,642,410
New York City HDC, MFHR, Series C-1, 5.00%, 11/01/24	2,810,000	3,007,571
New York City Health and Hospitals Corp. Revenue, Health System, Refunding, Series A, 5.00%, 2/15/18 .	8,000,000	8,330,800
New York City IDAR, Capital Appreciation, Yankee Stadium Project, Pilot, Assured Guaranty, zero cpn.,
3/01/21	10,150,000	9,116,832
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2012, Refunding, Series EE, 5.00%, 6/15/28	8,000,000	9,143,360
Second General Resolution, Fiscal 2012, Refunding, Series FF, 5.00%, 6/15/22	6,800,000	7,866,308
Second General Resolution, Fiscal 2014, Refunding, Series DD, 5.00%, 6/15/23	6,000,000	7,063,380
Second General Resolution, Fiscal 2015, Refunding, Series DD, 5.00%, 6/15/29	7,790,000	9,082,283
Second General Resolution, Fiscal 2015, Refunding, Series GG, 5.00%, 6/15/27.	10,000,000	11,892,400
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2007, Series S-1, NATL Insured, 5.00%, 7/15/18	550,000	551,518
Fiscal 2009, Series S-3, 5.00%, 1/15/22	11,865,000	12,691,279
Fiscal 2009, Series S-4, 5.00%, 1/15/20	1,000,000	1,070,060
Fiscal 2012, Series S-1, Sub Series S-1A, 5.00%, 7/15/26	9,020,000	10,090,313
New York City Transitional Finance Authority Revenue,
Future Tax Secured, New York City Recovery, Fiscal 2003, Sub Series 13, 5.00%, 11/01/22	6,800,000	7,911,664
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, 5.00%, 5/01/22	7,635,000	8,242,441
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, Pre-Refunded, 5.00%,
5/01/22	2,365,000	2,556,565
Future Tax Secured, Subordinate, Fiscal 2011, Refunding, Series E, 4.50%, 11/01/19	10,000,000	10,822,900
Future Tax Secured, Subordinate, Fiscal 2012, Series E, Sub Series E-1, 5.00%, 2/01/23	5,000,000	5,743,450
Future Tax Secured, Subordinate, Fiscal 2016, Series A, Subseries A-1, 5.00%, 8/01/28	5,000,000	5,891,450
Future Tax Secured, Subordinate, Fiscal 2016, Series F, Subseries F-3, 5.00%, 2/01/30	10,000,000	11,716,600
Future Tax Secured, Subordinate, Fiscal 2017, Series A, Subseries A-1, 4.00%, 5/01/30	5,000,000	5,361,750
Future Tax Secured, Subordinate, Refunding, Series B, 5.00%, 11/01/22	85,000	86,048
Future Tax Secured, Subordinate, Refunding, Series B, 5.00%, 11/01/23	3,170,000	3,208,959
Future Tax Secured, Subordinate, Series B, Pre-Refunded, 5.00%, 11/01/22.	75,000	76,004
Future Tax Secured, Subordinate, Series B, Pre-Refunded, 5.00%, 11/01/23.	4,265,000	4,322,066
New York City Trust for Cultural Resources Revenue,
Lincoln Center for Performing Arts Inc., Refunding, Series A, 5.00%, 12/01/26	2,500,000	2,951,500
The Museum of Modern Art, Refunding, Series One-E, 4.00%, 4/01/26	5,000,000	5,619,550
The Museum of Modern Art, Series One-A, ETM, 5.00%, 10/01/17	5,000,000	5,147,550
Whitney Museum of American Art, 5.00%, 7/01/21.	9,760,000	10,932,957
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, Refunding, 5.00%,
11/15/25	2,250,000	2,674,845
New York State Dormitory Authority Lease Revenues, Master Boces Program, Delaware Chenango
Madison Otsego Board of Cooperative Educational Services Issue, XLCA Insured, Pre-Refunded,
5.00%, 8/15/21	5,340,000	5,471,738
New York State Dormitory Authority Revenues,
Memorial Sloan-Kettering Cancer Center, Series C, NATL Insured, 5.50%, 7/01/23	9,450,000	11,159,410
New York University, Series 1, AMBAC Insured, 5.50%, 7/01/18.	500,000	531,860
Non-State Supported Debt, Bishop Henry B. Hucles Nursing Home Inc., 5.00%, 7/01/24	4,765,000	4,778,008

|2

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, Master Boces Program Lease, Oneida Herkimer Madison, Refunding,
5.00%, 8/15/28	$1,100,000	$1,306,734
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Refunding, Series 1, 5.00%,
7/01/23	1,250,000	1,427,213
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, NATL Insured,
Pre-Refunded, 5.00%, 7/01/19	2,500,000	2,549,525
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, NATL Insured,
Pre-Refunded, 5.00%, 7/01/20	3,670,000	3,742,703
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A,
5.00%, 7/01/19	1,500,000	1,620,885
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A,
5.00%, 7/01/21	3,000,000	3,295,440
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series A, 3.375%, 5/15/21	1,980,000	2,068,031
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series A, 3.50%, 5/15/22	2,000,000	2,085,740
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series A, 3.625%, 5/15/23	2,000,000	2,085,860
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series A, 3.75%, 5/15/24	2,000,000	2,085,980
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Series 1, 4.00%, 1/15/21	13,510,000	14,357,347
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Series 2, Sub Series 2-2, 5.00%, 1/15/21	6,675,000	6,917,236
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/23	7,400,000	8,037,954
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/26	4,000,000	4,813,840
Non-State Supported Debt, New York University, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/23	2,000,000	2,039,620
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/21	3,000,000	3,344,940
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/26	1,000,000	1,139,730
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/27	6,000,000	7,007,580
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/19	5,000,000	5,381,150
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/20	11,695,000	12,550,489
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/17	2,825,000	2,878,703
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/19	1,250,000	1,341,550
Non-State Supported Debt, Rochester Institute of Technology, Refunding, 5.00%, 7/01/24	2,750,000	3,129,308
Non-State Supported Debt, Rochester Institute of Technology, Refunding, 4.00%, 7/01/26	4,000,000	4,282,600
Non-State Supported Debt, School Districts, Financing Program, Series A, 5.00%, 10/01/24	7,055,000	8,007,143
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/18	7,495,000	7,975,504
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/19	4,000,000	4,366,320
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/23	14,280,000	15,891,926
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/23	6,425,000	7,363,628
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
5.00%, 10/01/24	430,000	468,894

|3

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
Pre-Refunded, 5.00%, 10/01/24	$4,570,000	$5,006,572
Non-State Supported Debt, School Districts, Financing Program, Series C, Assured Guaranty,
Pre-Refunded, 7.25%, 10/01/28	7,615,000	8,402,467
Non-State Supported Debt, St. John’s University, Series A, NATL Insured, Pre-Refunded, 5.00%,
7/01/24	1,000,000	1,019,810
Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%, 7/01/22	1,250,000	1,383,350
Non-State Supported Debt, Upstate Community Colleges, Refunding, Series B, NATL Insured,
5.50%, 7/01/22	10,000,000	11,731,300
Non-State Supported Debt, Wyckoff Heights Medical Center, Refunding, 5.00%, 2/15/21	1,000,000	1,120,330
Secondarily Insured, City University, Consolidated Fifth General Resolution, Refunding, Series B,
BHAC Insured, 5.00%, 7/01/21.	10,160,000	10,720,222
State Supported Debt, Third General Resolution, State University Educational Facilities Issue,
Refunding, Series A, 5.00%, 5/15/26.	8,000,000	9,161,600
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A,
NATL Insured, 5.50%, 7/01/22	9,240,000	10,871,137
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/19	440,000	464,922
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/20	280,000	295,814
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/21	440,000	464,776
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/19	5,030,000	5,334,868
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/20	3,220,000	3,415,164
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/21	5,035,000	5,340,171
State Supported Debt, Third General Resolution, State University Educational Facilities Issue,
Refunding, Series A, NATL Insured, 5.50%, 5/15/21	7,000,000	8,100,610
State Supported Debt, Third General Resolution, State University Educational Facilities Issue,
Refunding, Series A, NATL Insured, 5.50%, 5/15/24	7,790,000	9,504,345
New York State Dormitory Authority Sales Tax Revenue,
Refunding, Series A, 5.00%, 3/15/25	12,000,000	14,456,520
Series B, 5.00%, 3/15/29	15,000,000	17,772,000
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Refunding, Series A, 5.00%, 2/15/25	8,000,000	9,363,520
Refunding, Series A, 5.00%, 2/15/21	7,120,000	7,842,609
Series A, Pre-Refunded, 5.00%, 2/15/21	15,000	16,537
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue, Revolving
Funds, New York City Municipal Water Finance Authority Projects, Second Resolution, Subordinate,
Refunding, Series A, 5.00%, 6/15/22	5,600,000	6,493,816
New York State Environmental Facilities Corp. State Personal Income Tax Revenue,
Series A, 5.00%, 12/15/21	15,000	16,077
Series A, Pre-Refunded, 5.00%, 12/15/21	1,100,000	1,177,671
New York State GO,
Series A, 5.00%, 3/01/26.	5,000,000	5,823,600
Series A, 5.00%, 3/15/26.	5,195,000	6,254,157
Series E, 3.25%, 12/15/26	10,520,000	10,959,420

|4

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Local Government Assistance Corp. Revenue,
Refunding, Series E, FGIC Insured, 5.00%, 4/01/21	$7,840,000	$8,648,539
senior lien, Refunding, Series B-C/D, 5.00%, 4/01/20	5,000,000	5,386,050
New York State Municipal Bond Bank Agency Revenue,
Series C, Sub Series C1, Assured Guaranty, 5.00%, 2/15/20	5,705,000	6,276,698
Series C, Sub Series C1, Assured Guaranty, 5.00%, 2/15/21	5,790,000	6,340,687
Series C, Sub Series C1, Assured Guaranty, 5.00%, 2/15/22	4,615,000	5,062,747
New York State Thruway Authority General Revenue,
Refunding, Series K, 5.00%, 1/01/28	10,000,000	11,541,900
Refunding, Series K, 5.00%, 1/01/29	10,000,000	11,549,600
Series I, 5.00%, 1/01/25	5,000,000	5,595,300
New York State Thruway Authority Revenue,
Local Highway and Bridge Service Contract, Refunding, 5.00%, 4/01/20	5,000,000	5,472,000
Second General Highway and Bridge Trust Fund, Series B, Pre-Refunded, 5.00%, 4/01/18	5,000,000	5,147,550
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Series A, 5.00%, 4/01/23.	5,000,000	5,519,350
Series B, 5.00%, 4/01/21	5,000,000	5,394,150
New York State Thruway Authority State Personal Income Tax Revenue,
Transportation, Series A, 5.00%, 3/15/21	10,000,000	10,763,800
Transportation, Series A, 5.00%, 3/15/26	5,000,000	5,621,950
New York State Urban Development Corp. Revenue,
Refunding, Series D, Assured Guaranty, 5.50%, 1/01/19	10,000,000	10,807,600
Service Contract, Refunding, Series A, Sub Series A-2, 5.00%, 1/01/22	7,650,000	8,399,088
Service Contract, Refunding, Series C, 5.00%, 1/01/22.	7,410,000	7,809,621
State Personal Income Tax, Economic Development and Housing, Series A, Sub Series A-1, 5.00%,
12/15/22	1,500,000	1,607,415
State Personal Income Tax, Economic Development and Housing, Series A, Sub Series A-1, 5.00%,
12/15/23	2,500,000	2,678,525
State Personal Income Tax, General Purpose, Series E, 5.00%, 3/15/22	5,000,000	5,752,400
Niagara Falls Bridge Commission Toll Revenue, Bridge System, Series A, Assured Guaranty, 4.00%,
10/01/19	8,740,000	9,182,594
Niagara Falls Public Water Authority Water and Sewer System Revenue, Series A, BAM Insured, 5.00%,
7/15/29	7,060,000	7,944,830
Port Authority of New York and New Jersey Revenue,
Consolidated, Refunding, One Hundred Eighty-Fourth Series, 5.00%, 9/01/25.	2,655,000	3,120,846
Consolidated, Refunding, One Hundred Eighty-Fourth Series, 5.00%, 9/01/28.	3,250,000	3,788,200
Consolidated, Refunding, One Hundred Ninety-Fourth Series, 5.00%, 10/15/28	9,085,000	10,754,732
Sachem CSD Holbrook GO, Refunding, 4.00%, 10/15/27	3,425,000	3,722,838
Sales Tax Asset Receivable Corp. Revenue, Sales Tax Asset, Fiscal 2015, Refunding, Series A, 5.00%,
10/15/25	5,000,000	5,979,850
Suffolk County EDC Revenue,
Catholic Health Services, Long Island Obligated Group Project, Pre-Refunded, 5.00%, 7/01/28.	1,755,000	1,991,276
Catholic Health Services, Long Island Obligated Group Project, Refunding, 5.00%, 7/01/28	10,245,000	11,139,901
Suffolk County GO,
Refunding, AGMC Insured, 5.00%, 2/01/23	5,045,000	5,812,748
Refunding, Series A, 5.00%, 4/01/19	3,435,000	3,686,820
Refunding, Series A, 5.00%, 4/01/20	2,240,000	2,395,008
Syracuse GO, Public Improvement, Refunding, Series B, Assured Guaranty, 4.00%, 4/15/18	1,050,000	1,086,341
Triborough Bridge and Tunnel Authority Revenues,
Capital Appreciation, Subordinate, Refunding, Series A, zero cpn., 11/15/30	14,175,000	8,834,852
General, MTA Bridges and Tunnels, Series B-3, 5.00%, 11/15/34	3,480,000	4,000,399
General, Refunding, Series A, 5.00%, 1/01/27	10,000,000	11,326,200

|5

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
Triborough Bridge and Tunnel Authority Revenues, (continued)
General Purpose, Refunding, Series A, 5.00%, 11/15/28.	$8,200,000	$9,735,696
MTA Bridges and Tunnels, Capital Appreciation, Refunding, Sub Series A, zero cpn., 11/15/31	5,000,000	2,959,550
Refunding, Sub Series A, BAM Insured, 5.00%, 11/15/24	10,710,000	12,564,008
Ulster County GO,
Public Improvement, Refunding, 5.00%, 11/15/24.	2,600,000	2,963,428
Public Improvement, Refunding, 5.00%, 11/15/28.	2,995,000	3,395,791
Utility Debt Securitization Authority Revenue,
Restructuring, Refunding, 5.00%, 6/15/23	1,500,000	1,706,190
Restructuring, Refunding, 5.00%, 12/15/23	1,700,000	1,951,889
Restructuring, Refunding, 5.00%, 6/15/24	1,625,000	1,872,553
Restructuring, Refunding, Series A, 5.00%, 6/15/26	5,000,000	5,941,350
Restructuring, Refunding, Series A, 5.00%, 12/15/26	5,000,000	5,983,050
Yonkers GO, Series A, AGMC Insured, 5.00%, 10/01/24.	1,000,000	1,120,060
Total Municipal Bonds before Short Term Investments (Cost $1,052,285,455)		1,089,655,343

Short Term Investments (Cost $1,600,000) 0.1%
Municipal Bonds 0.1%
New York 0.1%
[a] New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General
Resolution, Fiscal 2014, Refunding, Series AA, Sub Series AA-4, Daily VRDN and Put, 0.73%, 6/15/49	1,600,000	1,600,000
Total Investments (Cost $1,053,885,455) 98.6%		1,091,255,343
Other Assets, less Liabilities 1.4%.		15,249,266
Net Assets 100.0%		$1,106,504,609

See Abbreviations on page 9.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

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FRANKLIN NEW YORK TAX-FREE TRUST

Notes to Statement of Investments (unaudited)

Franklin New York Internediate-Term Tax-Free Income Fund

1. ORGANIZATION

Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin New York Intermediate-Term Tax-Free Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At December 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,053,671,213

Unrealized appreciation.	$42,939,924
Unrealized depreciation.	(5,355,794)
Net unrealized appreciation (depreciation)	$37,584,130

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FRANKLIN NEW YORK TAX-FREE TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2016, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

6. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

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FRANKLIN NEW YORK TAX-FREE TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Abbreviations

Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CSD	Central School District
EDC	Economic Development Corp.
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
HDC	Housing Development Corp.
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDC	Industrial Development Corp.
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
XLCA	XL Capital Assurance

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By  /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

       Finance and Administration

Date  February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

       Finance and Administration

Date  February 24, 2017

By  /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

       Chief Accounting Officer

Date  February 24, 2017